STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (152,162)	$ (37,184)			$ (421,194)
Changes in operating assets and liabilities:
Accounts payable					106,058
Net cash used in operating activities			$ (239,592)	$ (231,191)	(404,091)
Cash flows from financing activities:
Proceeds from issuance of common stock					25,000
Cash provided by financing activities				50,788,319	51,575,279
Net increase (decrease) in cash and cash equivalents			(206,959)	557,128	259,228
Cash, beginning of the period			259,228
Cash, end of the period	52,269	557,128	52,269	557,128	259,228
Varian Biopharmaceuticals [Member]
Cash flows from operating activities
Net loss	(1,457,071)	(274,715)	(2,328,908)	(629,678)	(1,476,991)	(593,709)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock compensation expense			4	6	11	672
Non-cash interest expense			225,907
Non-cash accretion			426,095
Changes in operating assets and liabilities:
Prepaid expenses			(11,106)		(17,563)
Deferred issuance costs			(1,224,409)
Accounts payable			724,630	(393,465)	(328,108)	394,451
Accrued expenses			215,407	178,868	434,244	177,500
Due to parent				623,071
Net cash used in operating activities			(1,972,380)	(221,198)	(1,388,407)	(21,086)
Cash flows from financing activities:
Proceeds from issuance of bridge notes, net			1,965,000		526,511	21,396
Proceeds from issuance of loans from related parties			65,030	332,511	864,438
Cash used to repurchase common stock					(26)
Proceeds from issuance of common stock						1,728
Cash provided by financing activities			2,030,030	332,511	1,390,923	23,124
Net increase (decrease) in cash and cash equivalents			57,650	111,313	2,516	2,038
Cash, beginning of the period			4,554	2,038	2,038
Cash, end of the period	$ 62,204	$ 113,351	62,204	113,351	4,554	2,038
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest
Cash paid for taxes
Common stock issued in exchange for amounts due to parent					$ 864,438
Loans from related parties settled with issuance of bridge			660,414
Discount on bridge notes			$ 567,083